[logo] M F S(R)                                              SEMIANNUAL REPORT
INVESTMENT MANAGEMENT                                        JUNE 30, 2001

[graphic omitted]

                    A SERIES OF MFS(R) VARIABLE INSURANCE TRUST(SM) MFS(R) BOND SERIES

MFS(R) BOND SERIES
A SERIES OF MFS(R) VARIABLE INSURANCE TRUST(SM)

TRUSTEES                                                             INVESTMENT ADVISER
Jeffrey L. Shames* - Chairman and Chief Executive Officer,           Massachusetts Financial Services Company
MFS Investment Management(R)                                         500 Boylston Street
                                                                     Boston, MA 02116-3741
Nelson J. Darling, Jr.+ - Private investor and trustee
                                                                     DISTRIBUTOR
William R. Gutow+ - Private investor and real estate                 MFS Fund Distributors, Inc.
consultant; Vice Chairman, Capitol Entertainment Management          500 Boylston Street
Company (video franchise)                                            Boston, MA 02116-3741

CHAIRMAN AND PRESIDENT                                               INVESTOR SERVICE
Jeffrey L. Shames*                                                   MFS Service Center, Inc.
                                                                     P.O. Box 2281
PORTFOLIO MANAGER                                                    Boston, MA 02107-9906
Geoffrey L. Kurinsky*
                                                                     For additional information,
ASSOCIATE PORTFOLIO MANAGER                                          contact your investment professional.
William J. Adams*
                                                                     CUSTODIAN
TREASURER                                                            State Street Bank and Trust Company
James O. Yost*
                                                                     WORLD WIDE WEB
ASSISTANT TREASURERS                                                 www.mfs.com
Mark E. Bradley*
Robert R. Flaherty*
Laura F. Healy*
Ellen Moynihan*

SECRETARY
Stephen E. Cavan*

ASSISTANT SECRETARY
James R. Bordewick, Jr.*

* MFS Investment Management
+ Independent Trustee

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
--------------------------------------------------------------------------------

LETTER FROM THE CHAIRMAN

Dear Shareholders,
Over the past five years, it seems we've experienced nothing but market extremes. From 1996 to 1999, investors enjoyed perhaps the best bull market in U.S. history. Amid the excitement, concern about risk sometimes appeared to take a back seat to concern about returns.

Since the spring of last year, we've witnessed another extreme. A collapsing market often punished companies indiscriminately, seemingly unable to distinguish between firms with strong long-term prospects and those that were genuinely in trouble. The market rudely reminded us that investing is still about balancing risk against potential reward.

In our view, we seem to be entering a period in which stock and bond performance may be closer to historical norms. While some may find that disappointing in comparison to the late 1990s, we think a "normal" market may be a lot easier on investors' emotions. And, boring as it may sound, we think that recent events have shown that our fundamental beliefs about investing -- the guidelines for balancing risk and reward that we and many other investment companies have been repeating for years -- are still relevant. Let's look at how some of those guidelines applied to recent events.

DIVERSIFY
The theory behind diversification is that various asset classes -- growth stocks, value stocks, international stocks, and bonds, for example -- may not move in unison. One asset class may be outperforming while another may be in a slump. Because it's impossible to predict when individual asset classes will move in and out of favor, it's a good idea to spread your investments across several asset classes -- so the theory goes. And if you look at the market over the past several years, we think events have borne out the theory and rewarded many investors who heeded the call to diversify.

In the late 1990s, at the height of the growth stock boom, investors who diversified into value stocks and bonds may have felt left out of the party. Some market commentators proclaimed that diversification as an investment strategy was dead. But as many growth stocks began to collapse in early 2000, bonds and value stocks entered some of their best times in recent memory. Consider this: the 12-month period ended June 30, 2001, was a period widely reported in the media as a miserable one for stocks. The NASDAQ Composite Index -- a market index heavily laden with stocks of the technology, telecommunications, and Internet companies often referred to as the "new economy" -- returned -45.51% for the period. Even the Standard & Poor's 500 Composite Index (the S&P 500), a broader market index, was down 14.83%.(1)

But the value stocks in the S&P 500, as measured by the Standard & Poor's 500/ BARRA Value Index, were up 7.82% over the same period. And the bond market, as measured by the Lehman Brothers Aggregate Bond Index (the Lehman Index), was up 11.23% for the period.(2) So while investors who concentrated only on growth stocks may have recently experienced negative returns across their portfolios, investors who diversified may have enjoyed relatively strong performance in some of their holdings.

EXPECT REASONABLE RETURNS
It may be clear today that the late 1990s were abnormally good times for equity investors. But at the time it seemed to many that long-term annual returns of 20% or more were becoming the norm. For a brief period, our financial goals seemed much more reachable. For many investors, the hardest aspect of the recent downturn may not have been their short-term losses, but the need to bring their long-term expectations back to reasonable levels.

What's reasonable? That depends on an investor's financial situation, investment goals, and tolerance for risk. The historical returns of the S&P 500, often used as a measure of the overall equity market, are in the 14% - 15% range for the 5-, 10-, 20-, and 25-year periods ended June 30, 2001. For the 30-year period ended on the same date, which includes the extended market downturn of the early 1970s, the average annual return of the S&P 500 drops to 12.61% -- still what we would consider a respectable return on your money.(3) Retirement savings charts and calculators offered by many mutual fund companies have traditionally assumed a more conservative average annual return of 8% - 10% for equity portfolios.

While returning less than stocks for most periods, bonds as a group have tended to be less volatile than equities and still beat inflation. For the 5-, 10-, 20-, and 25-year periods ended June 30, 2001, average annual bond returns as measured by the Lehman Index ranged from about 7% to 11%, while average annual inflation ranged from about 2% to 5% for the same periods.(4)

Of course, past performance is no guarantee of future returns, and each investor's financial situation, goals, and risk tolerance are unique. But we think the historical returns of common market indices can provide a starting point for determining reasonable expectations.

DEVELOP A LONG-TERM FINANCIAL PLAN WITH THE HELP OF AN INVESTMENT PROFESSIONAL Developing a written plan forces you to define your financial goals, figure out a realistic plan for attaining them, and periodically assess how you're doing. Over the past several years, sticking to a diversified plan could have potentially helped an investor endure a wide range of market extremes.

We think there are two basic reasons to hire an investment professional: to help you develop a financial plan and update it as your needs change, and to keep you honest when market extremes tempt you to deviate from your plan. It's certainly possible to develop and stick to a financial plan on your own. But our experience has been that most investors can benefit from the knowledge, perspective, and clarity that an investment professional can bring to the process.

In closing, we would submit that our fundamental beliefs about investing remain valid, even in extreme, perhaps once-in-a-generation, market environments such as we've just experienced. Although it seemed for a while that risk had become an irrelevant concept, we would suggest that balancing risk and potential reward will always be a key to developing a realistic financial plan. As we head into what we believe may be calmer and more "normal" times, we would suggest that you discuss these ideas with your investment professional and incorporate them into your financial plan, if you haven't already done so. As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

     Respectfully,

 /s/ Jeffrey L. Shames

     Jeffrey L. Shames
     Chairman and Chief Executive Officer
     MFS Investment Management(R)

     July 16, 2001

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RETURNS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.
------------
(1) Source: Lipper Inc. The NASDAQ Composite Index is an unmanaged, market-weighted index of all over-the-counter common stocks traded on the National Association of Securities Dealers Automated Quotation system. The Standard & Poor's 500 Composite Index is an unmanaged but commonly used measure of common stock total return performance.

(2) Source: Lipper Inc. The Standard & Poor's 500/BARRA Value Index is a market-capitalization-weighted index of the stocks in the S&P 500 having the highest book-to-price ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. The Lehman Brothers Aggregate Bond Index is unmanaged and is composed of all publicly issued obligations of the U.S. Treasury and government agencies, all corporate debt guaranteed by the U.S. government, all fixed-rate nonconvertible investment-grade domestic corporate debt, and all fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), the Federal Home Loan Mortgage Corporation (FHLMC), and the Federal National Mortgage Association (FNMA).

(3) Source: Lipper Inc. The average annual returns for the Standard & Poor's 500 Composite Index were 14.48%, 15.10%, 15.33%, 14.27%, and 12.61%, respectively, for the 5-, 10-, 20-, 25-, and 30-year periods ended June 30, 2001.

(4) Source: Lipper Inc. The average annual returns for the Lehman Brothers Aggregate Bond Index were 7.48%, 7.87%, 10.68%, and 9.27%, respectively, for the 5-, 10-, 20-, and 25-year periods ended June 30, 2001. The cost of living (inflation) is measured by the Consumer Price Index (CPI) published by the U.S. Bureau of Labor Statistics. The average annual increase in the CPI was 2.58%, 2.73%, 3.44%, and 4.68%, respectively, for the 5-, 10-, 20-, and 25-year periods ended June 30, 2001.

MANAGEMENT REVIEW AND OUTLOOK

Dear Shareholders,
For the six months ended June 30, 2001, Initial Class shares of the series provided a total return of 3.70% and Service Class shares 3.67%. These returns, which include the reinvestment of any distributions, compare to a return over the same period of 3.51% for the series' benchmark, the Lehman Brothers Government/Credit Index (the Lehman Index). The Lehman Index is an unmanaged index consisting of U.S. Treasuries that have remaining maturities of more than one year, U.S. government agency securities, and publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

Most bonds outperformed stocks over the period, as the economy slowed and the Federal Reserve Board (the Fed) acted aggressively to avert a recession, cutting short-term interest rates significantly in the first half of 2001. Against that backdrop, however, various types of bonds took divergent paths. Treasury securities posted modest gains as the Fed lowered rates, but slowed from the rally they had enjoyed in 2000. (Principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity.) Investment-grade corporate bonds snapped back from a late-2000 slump. High-yield corporate bonds, however, remained under pressure through much of the period due to worries over high default rates and weak economic conditions.

Our decision to increase the portfolio's stake in investment-grade corporates proved beneficial as that sector steadily improved over the period. A fairly large weighting in energy bonds also boosted performance during the period. Throughout much of the past year, oil companies reported gains as the price of crude rose and remained relatively high. This environment helped our investments in Apache Corp., and Alberta Energy, which were sold out of the series during the period, and in Gulf Canada, which remained in the portfolio.

We think investment performance can often be affected as much by avoiding certain securities as by owning others, and this period seemed to demonstrate that repeatedly. Due to our research efforts, we successfully avoided a number of high-profile blowups among certain high-grade companies. We also had relatively light weightings in high-yield bonds issued by telecom companies, which in general have plummeted over the past 6 to 12 months. That said, our holdings in PSINET did hurt performance, with the company ultimately filing for bankruptcy protection. Other holdings that detracted from performance included companies with asbestos liabilities, including Georgia Pacific, which was no longer part of the portfolio as of June 30, 2001.

In the high-yield area, we maintained a relatively defensive stance, concentrating on utilities, cable, and media companies, including Chancellor Media. These areas have had a reputation for being recession-resistant, and each performed quite well. We also emphasized bonds issued by companies that we felt were positioned to "crossover" from high-yield status to investment- grade status. These bonds tended to be underappreciated because they did not offer as much yield as other high-yield bonds; that allowed us to buy them at what we believed were attractive prices and potentially benefit from their crossover into investment-grade territory.

In late 2000 and into 2001, our worries over accelerating prepayments in a potentially declining interest rate environment led us to scale back our mortgage holdings in favor of corporate bonds. In addition, we generally kept the fund's duration within a relatively small range similar to that of our benchmark, the Lehman Index. (Duration is a measure of a bond's sensitivity to changes in interest rates.) We prefer this approach because we feel that large duration bets can lead to unpredictable returns, which can easily overwhelm other factors over which we have more control, such as security selection. We also made slight strategic adjustments to our duration along the way, lengthening or shortening duration as opportunities arose.

Looking at the period ahead, we feel the Fed's program of interest rate cuts may help the economy avert a recession. Although we anticipate perhaps another rate cut or two in the coming months, we think interest rates are approaching a bottom and may remain low for a while. Amid those conditions, we expect corporate bonds to perform well, as revenues could become buoyed and credit quality could also improve. That said, we intend to closely monitor energy prices and other potentially inflationary influences on the economy.

     Respectfully,

 /s/ Geoffrey L. Kurinsky            /s/ William J. Adams

     Geoffrey L. Kurinsky                William J. Adams
     Portfolio Manager                   Associate Portfolio Manager

Note to Shareholders: William J. Adams joined the series as Associate Portfolio Manager on August 1, 2000.

The opinions expressed in this report are those of MFS and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

It is not possible to invest directly in an index.

The portfolio is actively managed, and current holdings may be different

PORTFOLIO MANAGERS' PROFILES

Geoffrey L. Kurinsky is Senior Vice President of MFS Investment Management(R) (MFS(R)). He manages the investment-grade bond portfolios of our mutual funds, variable annuities, and offshore accounts. Geoff joined the MFS Fixed Income Department in 1987 and was named portfolio manager in 1989, Vice President in 1989, and Senior Vice President in 1993. He is a graduate of the University of Massachusetts and earned an M.B.A. degree in finance from Boston University.

William J. Adams, CFA, is Vice President of MFS Investment Management(R) (MFS(R)) and an associate portfolio manager of the bond portfolios of our mutual funds and annuities. Bill joined MFS in 1997. He was named Vice President in 1999 and associate portfolio manager in 2000. He has an M.B.A. from Indiana University and an undergraduate degree from LaSalle University. He holds the Chartered Financial Analyst (CFA) designation.

All portfolio managers at MFS are supported by an investment staff of over 160 professionals utilizing MFS Original Research(R), a global, issuer-oriented, bottom-up process of selecting securities.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus. A prospectus containing more information, including charges and expenses, for any MFS product is available from your investment professional or by calling MFS at 1-800-225-2606. Please read it carefully before investing or sending money.

SERIES FACTS

Objective: Seeks primarily to provide as high a level of current income as is believed to be consistent with prudent investment risk and secondarily to protect shareholders' capital.

Commencement of investment operations: October 24, 1995

Class Inception: Initial Class  October 24, 1995
                 Service Class  May 1, 2000

Size: $27.9 million net assets as of June 30, 2001

PERFORMANCE SUMMARY

Because the series is designed for investors with long-term goals, we have provided the cumulative as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

TOTAL RATES OF RETURN THROUGH JUNE 30, 2001

INITIAL CLASS
                                 6 Months           1 Year          3 Years          5 Years            Life*
-------------------------------------------------------------------------------------------------------------
Cumulative Total Return            +3.70%          +10.33%          +14.93%          +38.08%          +37.91%
-------------------------------------------------------------------------------------------------------------
Average Annual Total Return         --             +10.33%          + 4.75%          + 6.67%          + 5.82%
-------------------------------------------------------------------------------------------------------------

SERVICE CLASS
                                 6 Months           1 Year          3 Years          5 Years            Life*
-------------------------------------------------------------------------------------------------------------
Cumulative Total Return            +3.67%          +10.11%          +14.58%          +37.67%          +37.50%
-------------------------------------------------------------------------------------------------------------
Average Annual Total Return         --             +10.11%          + 4.64%          + 6.60%          + 5.76%
-------------------------------------------------------------------------------------------------------------
*For the period from the commencement of the fund's investment operations, October 24, 1995, through June 30, 2001.

NOTES TO PERFORMANCE SUMMARY

Initial Class and Service Class shares have no sales charge; however, Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial Class shares, the blended Service Class share performance is higher than it would have been had Service Class shares been offered for the entire period.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown. Please refer to the variable product's annual report for performance that reflects the deduction of the fees and charges imposed by insurance company separate accounts.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. Please see the prospectus for details. Periods less than one year are actual, not annualized.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND UNITS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THESE RESULTS ARE HISTORICAL AND, PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL FOR MORE CURRENT PERFORMANCE RESULTS.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT THAN THOSE SHOWN.

RISK CONSIDERATIONS

Investments in foreign securities may be unfavorably affected by interest-rate and currency-exchange-rate changes as well as by market, economic, and political conditions of the countries where investments are made. There may be greater returns but also greater risk than with U.S. investments.

The portfolio may invest in derivative securities, which may include futures and options. These types of hedging instruments can increase price fluctuation.

Investments in lower-rated securities may provide greater returns but may have greater-than-average risk.

The portfolio may invest in mortgage-backed securities, which are subject to unique interest and maturity risks. When interest rates fall, mortgages may be paid early through refinancing, which may shorten the expected maturity of these securities. Alternatively, when interest rates rise, mortgages are not likely to be paid early, which may lengthen the expected maturity of these securities. Therefore, during times of fluctuating interest rates, these factors may cause the value of mortgage-backed securities to increase or decrease more than those of other fixed-income securities.

These risks may increase unit price volatility. Please see the prospectus for details.

PORTFOLIO OF INVESTMENTS (Unaudited) - June 30, 2001

Bonds - 99.3%
-------------------------------------------------------------------------------------------------
                                                               PRINCIPAL AMOUNT
ISSUER                                                            (000 OMITTED)             VALUE
-------------------------------------------------------------------------------------------------
U.S. Bonds - 87.6%
  Aerospace & Defense - 2.2%
    Northrop Grumman Corp., 7s, 2006                                    $   153       $   155,237
    Northrop Grumman Corp., 7.125s, 2011##                                   76            75,102
    Northrop Grumman Corp., 7.75s, 2031                                     197           195,493
    Raytheon Co., 6.45s, 2002                                               101           101,633
    Raytheon Co., 7.9s, 2003                                                 96            98,700
                                                                                      -----------
                                                                                      $   626,165
---------------------------------------------------------------------------------------------------
  Airlines - 2.0%
    American Airlines Pass Through Trust, 6.977s, 2021##                $    93       $    93,531
    Continental Airlines Pass-Through Trust, Inc.,
      6.648s, 2017                                                            3             2,703
    Continental Airlines Pass-Through Trust, Inc.,
      6.545s, 2019                                                           94            90,629
    Continental Airlines Pass-Through Trust, Inc.,
      7.256s, 2020                                                          190           192,035
    Delta Airlines, Inc., 7.379s, 2010                                      108           109,976
    Delta Airlines, Inc., 7.57s, 2010                                        63            64,565
    Jet Equipment Trust, 9.41s, 2010##                                        5             5,204
                                                                                      -----------
                                                                                      $   558,643
---------------------------------------------------------------------------------------------------
  Automotive - 3.1%
    Daimler Chrysler Holdings, 6.4s, 2006                               $   218       $   216,267
    Daimler Chrylser Holdings, 7.75s, 2011                                  191           195,519
    Ford Motor Co., 6.625s, 2028                                            195           169,617
    Ford Motor Co., 7.45s, 2031                                              63            60,538
    General Motors Corp., 7.2s, 2011                                        177           179,113
    Hayes Lemmerz International, Inc., 11.875s, 2006                         55            54,038
                                                                                      -----------
                                                                                      $   875,092
---------------------------------------------------------------------------------------------------
  Banks and Finance - 9.0%
    Associates Corp., 5.5s, 2004                                        $   148       $   148,186
    Associates Corp., 5.8s, 2004                                            252           254,266
    Citibank Credit Card Issuance Trust, 6.65s, 2008                        270           268,861
    Dime Bancorp, Inc., 9s, 2002                                            207           215,222
    Ford Motor Credit Co., 6.875s, 2006                                     285           290,523
    Ford Motor Credit Co., 7.875s, 2010                                     115           120,596
    Ford Motor Credit Co., 7.375s, 2011                                      93            94,221
    General Electric Capital Corp., 8.7s, 2007                               40            45,748
    General Motors Acceptance Corp., 6.38s, 2004                            170           172,824
    General Motors Acceptance Corp., 7.5s, 2005                              47            49,347
    General Motors Acceptance Corp., 6.75s, 2006                            191           194,782
    GS Escrow Corp., 6.75s, 2001                                             83            82,955
    GS Escrow Corp., 7s, 2003                                               103           102,922
    Lehman Brothers Holdings, Inc., 6.25s, 2003                              50            51,050
    Natexis Ambs Co. LLC, 8.44s, 2049##                                     117           120,561
    Pemex Project Funding Master Trust, 9.125s, 2010##                       59            62,466
    Socgen Real Estate Co., 7.64s, 2049##                                   226           221,665
                                                                                      -----------
                                                                                        2,496,195
---------------------------------------------------------------------------------------------------
  Building - 0.3%
    Building Materials Corp., 8s, 2008                                  $   110       $    61,050
    Nortek, Inc., 9.25s, 2007                                                15            14,775
                                                                                      -----------
                                                                                      $    75,825
---------------------------------------------------------------------------------------------------
  Consumer Goods & Services - 0.5%
    Kellogg Co., 6s, 2006##                                             $    97       $    95,517
    Kindercare Learning Centers, Inc., 9.5s, 2009                            25            24,750
    Nabisco Holdings, 6.375s, 2005                                           10            10,010
                                                                                      -----------
                                                                                      $   130,277
---------------------------------------------------------------------------------------------------
  Corporate Asset-Backed - 4.7%
    Amresco Residential Securities Mortgage Loan, 5.94s,                $     0       $        15
    Contimortgage Home Equity Loan Trust, 6.19s, 2014                        59            59,209
    Criimi Mae Commercial Mortgage Trust, 7s, 2011                          250           251,744
    DLJ Commercial Mortgage Corp., 6.26s, 2003##                            100            99,483
    GMAC Commercial Mortgage Security, Inc., 5.964s, 2004                   130           126,933
    Greenpoint Manufactured Housing, 7.6s, 2022                             170           175,139
    Merrill Lynch Mortgage Investors, Inc., 8.49s, 2022+                    250           248,545
    Morgan Stanley Capital I, 6.86s, 2010                                   145           125,540
    Morgan Stanley Capital I, 6.01s, 2030                                    91            90,938
    Morgan Stanley Capital I, 7.755s, 2039                                  160           131,087
                                                                                      -----------
                                                                                        1,308,633
---------------------------------------------------------------------------------------------------
  Food & Beverage Products - 0.7%
    Anheuser Busch Co., Inc., 6.8s, 2032                                $    76       $    75,243
    Coca-Cola Bottling Co., 6.375s, 2009                                    119           108,226
                                                                                      -----------
                                                                                      $   183,469
---------------------------------------------------------------------------------------------------
  Industrial - 1.5%
    Allied Waste North America, Inc., 10s, 2009                         $    95       $    97,613
    USA Waste Services, Inc., 7s, 2004                                       48            48,570
    Waste Management, Inc., 6.625s, 2002                                     88            88,684
    Waste Management, Inc., 7.375s, 2010                                    149           149,223
    WMX Technologies, Inc., 6.375s, 2003                                     36            36,186
                                                                                      -----------
                                                                                      $   420,276
---------------------------------------------------------------------------------------------------
  Insurance - 0.5%
    Aflac, Inc., 6.5s, 2009                                             $   123       $   119,980
    Atlantic Mutual Insurance Co., 8.15s, 2028##                             24            16,424
                                                                                      -----------
                                                                                      $   136,404
---------------------------------------------------------------------------------------------------
  Internet
    PSINET, Inc., 11s, 2009                                             $    35       $     2,187
---------------------------------------------------------------------------------------------------
  Machinery - 0.4%
    Ingersoll Rand Co., 6.25s, 2006                                     $   118       $   118,280
---------------------------------------------------------------------------------------------------
  Media/Entertainment - 6.8%
    Adelphia Communications Corp., 0s, 2008                             $   200       $    92,000
    Adelphia Communications Corp., 10.25s, 2011                              87            85,260
    AOL Time Warner, Inc., 6.125s, 2006                                     146           145,590
    AOL Time Warner, Inc., 6.75s, 2011                                      133           130,886
    Belo AH Corp., 7.75s, 2027                                               54            48,402
    Chancellor Media Corp., 8.125s, 2007                                    330           341,550
    Chancellor Media Corp., 8.75s, 2007                                      10            10,325
    Comcast Cable Commerce, Inc., 6.875s, 2009                              161           160,342
    Comcast Cable Communications, 6.75s, 2011                                55            53,865
    CSC Holdings, Inc., 7.25s, 2008                                         105            99,765
    CSC Holdings, Inc., 8.125s, 2009                                        212           209,889
    CSC Holdings, Inc., 7.625s, 2011                                         36            34,344
    Harrahs Operating Co., Inc, 8s, 2011##                                   94            95,433
    Harrahs Operating Co., Inc., 7.125s, 2007                                57            56,673
    Liberty Media Corp., 8.25s, 2030                                         25            21,496
    MGM Mirage, Inc., 8.5s, 2010                                             65            67,722
    Time Warner, Inc., 10.15s, 2012                                         159           193,155
    Time Warner, Inc., 6.875s, 2018                                          51            48,130
                                                                                      -----------
                                                                                        1,894,827
---------------------------------------------------------------------------------------------------
  Medical & Health Products - 1.7%
    HCA - The Healthcare Co., 7.125s, 2006                              $   139       $   137,262
    HCA - The Healthcare Co., 8.75s, 2010                                    95           100,938
    HCA - The Healthcare Co., 7.875s, 2011                                  225           226,969
                                                                                      -----------
                                                                                      $   465,169
---------------------------------------------------------------------------------------------------
  Oil Services - 0.6%
    Occidental Petroleum Corp., 6.4s, 2003                              $   174       $   176,469
---------------------------------------------------------------------------------------------------
  Oils - 1.8%
    Anadarko Finance Co., 6.75s, 2011                                   $    54       $    54,013
    Forest Oil Corp., 8s, 2008                                              186           181,350
    Kinder Morgan Energy Partners, 6.75s, 2011                              108           106,338
    Kinder Morgan Energy Partners, 7.4s, 2031                                71            69,750
    Pioneer Natural Resources Co., 9.625s, 2010                              35            39,025
    Pure Resources, Inc., 7.125s, 2011                                       43            42,589
                                                                                      -----------
                                                                                      $   493,065
---------------------------------------------------------------------------------------------------
  Railroad - 1.6%
    Union Pacific Corp., 6.34s, 2003                                    $    68       $    69,379
    Union Pacific Corp., 5.84s, 2004                                        142           142,503
    Union Pacific Corp., 6.39s, 2004                                        127           129,034
    Union Pacific Corp., 6.65s, 2011                                        107           105,328
                                                                                      -----------
                                                                                      $   446,244
---------------------------------------------------------------------------------------------------
  Real Estate - 1.2%
    EOP Operating Ltd., 6.5s, 2004                                      $   248       $   252,283
    EOP Operating Ltd., 7.75s, 2007                                          88            92,309
                                                                                      -----------
                                                                                          344,592
---------------------------------------------------------------------------------------------------
  Retail - 3.1%
    Federated Department Stores, Inc., 8.5s, 2003                       $    54       $    56,911
    Federated Department Stores, Inc., 6.79s, 2027                          186           189,664
    K Mart Corp., 9.375s, 2006                                              182           177,450
    Kroger Co., 6.8s, 2011                                                  285           278,924
    Kroger Co., 7.5s, 2031                                                   48            46,797
    Safeway, Inc., 7.25s, 2031                                              111           107,487
                                                                                      -----------
                                                                                      $   857,233
---------------------------------------------------------------------------------------------------
  Telecommunications - 8.8%
    AT & T Wireless Services, Inc., 7.35s, 2006##                       $    97       $    99,120
    AT & T Wireless Services, Inc., 8.75s, 2031##                           235           244,174
    Charter Communications Holdings LLC, 8.25s, 2007                        500           473,750
    Citizens Communications Co., 8.5s, 2006                                 220           224,378
    Cox Communications, Inc., 7.75s, 2010                                   145           151,885
    Cox Communications, Inc., 6.75s, 2011                                   149           145,488
    Qwest Corp., 7.625s, 2003##                                             103           107,016
    TCI Communications Financing III, 9.65s, 2027                           363           396,131
    Telecom de Puerto Rico, 6.65s, 2006                                      45            42,761
    Telecom de Puerto Rico, 6.8s, 2009                                      138           127,329
    Telus Corp., 7.5s, 2007                                                  70            70,848
    Worldcom, Inc., 6.5s, 2004                                               96            96,154
    Worldcom, Inc., 7.375s, 2006##                                           97            98,794
    Worldcom, Inc., 7.5s, 2011                                              188           183,046
                                                                                      -----------
                                                                                      $ 2,460,874
---------------------------------------------------------------------------------------------------
  U.S. Government Agencies - 10.3%
    Federal National Mortgage Association, 7s, 2015                     $   511       $   520,225
    Federal National Mortgage Association, 7s, 2029                         663           666,619
    Federal National Mortgage Association, 7s, 2030                          35            35,453
    Federal National Mortgage Association, 7.5s, 2030                       581           593,520
    Federal National Mortgage Association, 6.5s, 2031                       300           295,437
    Government National Mortgage Association, 8s, 2022                      297           311,931
    Government National Mortgage Association, 7.5s, 2025                     52            53,437
    Government National Mortgage Association, 8s, 2025                        3             3,550
    Government National Mortgage Association, 7.5s, 2026                     38            39,143
    Government National Mortgage Association, 7.5s, 2027                    160           164,532
    Government National Mortgage Association, 8s, 2029                       57            59,064
    Government National Mortgage Association, TBA, 7.5s, 2026               138           141,437
                                                                                      -----------
                                                                                      $ 2,884,348
---------------------------------------------------------------------------------------------------
  U.S. Treasury Obligations - 11.1%
    U.S. Treasury Bonds, 6.25s, 2030                                    $   429       $   454,401
    U.S. Treasury Bonds, 5.375s, 2031                                     1,291         1,223,222
    U.S. Treasury Notes, 7.875s, 2004                                        15            16,427
    U.S. Treasury Notes, 4.625s, 2006                                       421           415,211
    U.S. Treasury Notes, 4.25s, 2010                                        173           183,493
    U.S. Treasury Notes, 5s, 2011                                           818           793,583
                                                                                      -----------
                                                                                      $ 3,086,337
---------------------------------------------------------------------------------------------------
  Utilities - Electric - 15.0%
    AES Corp., 7.375s, 2003                                             $   186       $   185,727
    Allegheny Energy, Inc., 7.75s, 2005                                      75            77,397
    Allegheny Energy, Inc., 7.8s, 2011##                                    143           141,217
    Beaver Valley Funding Corp. II, 9s, 2017                                189           200,149
    Cleveland Electric Illuminating Co., 7.375s, 2003                       104           106,556
    Cleveland Electric Illuminating Co., 7.88s, 2017                         14            13,709
    Cleveland Electric Illuminating Co., 9s, 2023                           216           218,892
    CMS Energy Corp., 8.9s, 2008                                            112           112,280
    CMS Energy Corp., 8.5s, 2011                                            158           153,334
    Commonwealth Edison Co., 8.5s, 2022                                      23            23,071
    Connecticut Light & Power Co., 7.875s, 2024                              97            97,601
    Dominion Resources, Inc., 8.125s, 2010                                   78            83,922
    DTE Energy Co., 7.05s, 2011                                              77            77,817
    Entergy Mississippi, Inc., 6.2s, 2004                                    48            47,337
    GGIB Funding Corp., 7.43s, 2011                                          26            26,160
    Gulf States Utilities Co., 8.21s, 2002                                   83            83,853
    Gulf States Utilities Co., 8.25s, 2004                                   23            24,306
    Midland Funding Corp., 10.33s, 2002                                      47            47,708
    Mirant Americas Generation, Inc., 8.3s, 2011##                           92            92,752
    Niagara Mohawk Power Corp., 7.75s, 2006                                 102           106,140
    Niagara Mohawk Power Corp., 0s to 2003, 8.5s to 2010                    507           438,940
    Nisource Finance Corp., 5.75s, 2003                                      92            92,468
    Nisource Finance Corp., 7.5s, 2003                                       57            59,128
    Nisource Finance Corp., 7.875s, 2010                                    259           272,621
    Northeast Utilities, 8.58s, 2006                                        104           107,164
    NRG Energy, Inc., 8.7s, 2005##                                          160           168,985
    NRG South Central LLC, 8.962s, 2016                                      72            77,115
    PNPP II Funding Corp., 9.12s, 2016                                       57            61,477
    Progress Energy, Inc., 7.1s, 2011                                        75            75,829
    PSEG Power LLC, 6.875s, 2006##                                           47            47,239
    PSEG Power LLC, 7.75s, 2011##                                           225           231,826
    PSEG Power LLC, 8.625s, 2031##                                           91            97,836
    Salton Sea Funding Corp., 7.84s, 2010                                   145           128,281
    Toledo Edison Co., 7.875s, 2004                                         286           300,120
    Utilicorp United, Inc., 7s, 2004                                         34            34,365
    Waterford 3 Funding Corp., 8.09s, 2017                                   82            82,317
                                                                                      -----------
                                                                                      $ 4,195,639
---------------------------------------------------------------------------------------------------
  Utilities - Gas - 0.7%
    Williams Cos, Inc., 6.75s, 2006##                                   $   205       $   204,475
---------------------------------------------------------------------------------------------------
Total U.S. Bonds                                                                      $ 24,440,718
---------------------------------------------------------------------------------------------------
Foreign Bonds - 11.7%
  Australia - 1.0%
    Cable & Wireless Optus Ltd., 8.125s, 2009
      (Telecommunications)##                                            $   107       $   114,592
    Cable & Wireless Optus Ltd., 8s, 2010
      (Telecommunications)##                                                147           157,704
                                                                                      -----------
                                                                                      $   272,296
---------------------------------------------------------------------------------------------------
  Bermuda - 0.4%
    Global Crossing Holdings Ltd., 8.7s, 2007
      (Telecommunications)##                                            $   122       $    92,720
    Global Crossing Holdings Ltd., 9.625s, 2008
      (Telecommunications)                                                   20            15,800
                                                                                      -----------
                                                                                      $   108,520
---------------------------------------------------------------------------------------------------
  Bulgaria - 0.3%
    National Republic of Bulgaria, 6.313s, 2011                         $    71       $    55,735
    National Republic of Bulgaria, 6.313s, 2024                              34            26,775
                                                                                      -----------
                                                                                      $    82,510
---------------------------------------------------------------------------------------------------
  Canada - 1.5%
    Calpine Canada Energy Finance, 8.5s, 2008 (Utilities
      - Electric)                                                       $   190       $   185,242
    Gulf Canada Resources Ltd., 8.35s, 2006 (Oils)                           79            86,667
    Gulf Canada Resources Ltd., 7.125s, 2011 (Oils)                          40            41,185
    Province of Quebec, 5.5s, 2006                                           95            93,528
                                                                                      -----------
                                                                                      $   406,622
---------------------------------------------------------------------------------------------------
  Chile - 0.2%
    Empresa Nacional de Electric, 7.325s, 2037 (Utilities
      - Electric)                                                       $     5       $     4,665
    HQI Transelec Chile SA, 7.875s, 2011 (Utilities -
      Electric)##                                                            54            53,792
                                                                                      -----------
                                                                                      $    58,457
---------------------------------------------------------------------------------------------------
  Finland - 0.7%
    UPM Kymmene Corp., 7.45s, 2027 (Forest and Paper
      Products)##                                                       $   208       $   188,841
---------------------------------------------------------------------------------------------------
  Mexico - 0.9%
    United Mexican States, 9.875s, 2010                                 $    31       $    33,914
    United Mexican States, 8.375s, 2011                                     109           109,654
    United Mexican States, 11.375s, 2016                                     30            36,000
    United Mexican States, 8.125s, 2019                                      90            85,050
                                                                                      -----------
                                                                                      $   264,618
---------------------------------------------------------------------------------------------------
  Panama - 0.5%
    Republic of Panama, 9.625s, 2011                                    $    55       $    55,687
    Republic of Panama, 10.75s, 2020                                         50            53,000
    Republic of Panama, 8.875s, 2027                                         20            18,100
    Republic of Panama, 9.375s, 2029                                         25            25,788
                                                                                      -----------
                                                                                      $   152,575
---------------------------------------------------------------------------------------------------
  Qatar - 0.7%
    State of Qatar, 9.75s, 2030##                                       $   165       $   188,100
---------------------------------------------------------------------------------------------------
  Russia - 0.3%
    Russian Federation, 11.75s, 2003                                    $    90       $    92,362
    Russian Federation, 8.25s, 2010                                          (0)                1
                                                                                      -----------
                                                                                      $    92,363
---------------------------------------------------------------------------------------------------
  South Korea - 0.8%
    Export-Import Bank Korea, 7.1s, 2007 (Banks and
      Finance)                                                          $   190       $   192,584
    Hanvit Bank, 12.75s, 2010 (Banks and Finance)##                          32            34,400
                                                                                      -----------
                                                                                      $   226,984
---------------------------------------------------------------------------------------------------
  Sweden - 0.9%
    AB Spintab, 6.8s, 2049 (Banks and Finance)##                        $   239       $   242,002
---------------------------------------------------------------------------------------------------
  United Kingdom - 3.5%
    British Sky Broadcasting Group, 6.875s, 2009
      (Telecommunications)                                              $   480       $   439,430
    British Telecommunications PLC, 8.625s, 2030
      (Telecommunications)                                                   93           100,916
    Hanson PLC, 7.875s, 2010 (Building)                                     111           114,844
    Orange PLC, 8.75s, 2006 (Telecommunications)                             87            92,003
    Orange PLC, 9s, 2009 (Telecommunications)                               216           225,180
                                                                                      -----------
                                                                                      $   972,373
---------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                   $ 3,256,261
---------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $27,697,177)                                      $27,696,979
Other Assets, Less Liabilities - 0.7%                                                     205,204
---------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                   $27,902,183
---------------------------------------------------------------------------------------------------
## SEC Rule 144A restriction.
 + Restricted security.

See notes to financial statements.

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (Unaudited)
--------------------------------------------------------------------------
JUNE 30, 2001
--------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $27,697,177)         $27,696,979
  Receivable for investments sold                                  794,956
  Receivable for series shares sold                                  3,367
  Interest receivable                                              443,472
  Other assets                                                       1,030
                                                               -----------
      Total assets                                             $28,939,804
                                                               -----------
Liabilities:
  Payable to custodian                                         $     6,894
  Payable for investments purchased                                906,665
  Payable for series shares reacquired                             122,907
  Payable to affiliates -
    Management fee                                                     924
    Reimbursement fee                                                  231
                                                               -----------
      Total liabilities                                        $ 1,037,621
                                                               -----------
Net assets                                                     $27,902,183
                                                               ===========
Net assets consist of:
  Paid-in capital                                              $28,017,635
  Unrealized depreciation on investments and translation
    of assets and liabilities in foreign currencies                   (198)
  Accumulated net realized loss on investments and foreign
    currency transactions                                       (1,003,619)
  Accumulated undistributed net investment income                  888,365
                                                               -----------
      Total                                                    $27,902,183
                                                               ===========
Shares of beneficial interest outstanding                       2,539,989
                                                                =========
Initial Class shares:
  Net asset value per share
    (net assets of $27,901,973 / 2,539,970 shares of
    beneficial interest outstanding)                              $10.99
                                                                  ======
Service Class shares:
  Net asset value per share
    (net assets of $210.04 / 19.157 shares of
    beneficial interest outstanding)                              $10.96
                                                                  ======

See notes to financial statements.

Statement of Operations (Unaudited)
------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2001
------------------------------------------------------------------------------
Net investment income:
  Interest income                                                     $993,276
                                                                      --------
  Expenses -
    Management fee                                                    $ 81,248
    Trustees' compensation                                               1,207
    Shareholder servicing agent fee                                      4,740
    Distribution fee (Service Class)                                         0*
    Administrative fee                                                   2,380
    Auditing fees                                                       21,922
    Printing                                                             7,020
    Custodian fee                                                        6,907
    Legal fees                                                           2,484
    Miscellaneous                                                        2,720
                                                                      --------
      Total expenses                                                  $130,628
    Reduction of expenses by investment adviser                        (29,068)
                                                                      --------
      Net expenses                                                    $101,560
                                                                      --------
        Net investment income                                         $891,716
                                                                      --------
Realized and unrealized gain (loss) on investments:
  Realized gain (identified cost basis) from investment transactions  $111,913
  Change in unrealized depreciation on investments                     (28,981)
                                                                      --------
      Net realized and unrealized gain on investments                 $ 82,932
                                                                      --------
          Increase in net assets from operations                      $974,648
                                                                      ========

*Distribution fee (Service Class) was less than $1.

See notes to financial statements.

Statement of Changes in Net Assets
---------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDED                  YEAR ENDED
                                                                JUNE 30, 2001           DECEMBER 31, 2000
                                                                  (UNAUDITED)
---------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income                                          $    891,716                $  1,746,400
  Net realized gain (loss) on investments and foreign
    currency transactions                                             111,913                    (534,436)
  Net unrealized gain (loss) on investments and foreign
    currency translation                                              (28,981)                  1,013,548
                                                                 ------------                ------------
    Increase in net assets from operations                       $    974,648                $  2,225,512
                                                                 ------------                ------------
Distributions declared to shareholders -
  From net investment income (Initial Class)                     $ (1,747,650)               $ (1,291,453)
                                                                 ------------                ------------
Net increase in net assets from series share transactions        $  2,468,040                $    982,079
                                                                 ------------                ------------
      Total increase in net assets                               $  1,695,038                $  1,916,138
Net assets:
  At beginning of period                                           26,207,145                  24,291,007
                                                                 ------------                ------------
  At end of period (including accumulated undistributed net
    investment income of $888,365 and $1,744,299,
    respectively)                                                $ 27,902,183                $ 26,207,145
                                                                 ============                ============

See notes to financial statements.

Financial Highlights
------------------------------------------------------------------------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                              SIX MONTHS ENDED        ------------------------------------------------------------------------
                                 JUNE 30, 2001              2000            1999             1998           1997          1996
                                   (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------
INITIAL CLASS SHARES
------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period   $11.32            $10.93          $11.38           $11.08         $10.06        $10.19
                                        ------            ------          ------           ------         ------        ------
Income from investment operations#(S)(S) -
  Net investment income(S)              $ 0.37            $ 0.76          $ 0.70           $ 0.64         $ 0.64        $ 0.58
  Net realized and unrealized gain
    (loss) on investments and
    foreign currency                      0.04              0.20           (0.87)            0.09           0.38         (0.36)
                                        ------            ------          ------           ------         ------        ------
      Total from investment
        operations                      $ 0.41            $ 0.96          $(0.17)          $ 0.73         $ 1.02        $ 0.22
                                        ------            ------          ------           ------         ------        ------
Less distributions declared to shareholders -
  From net investment income            $(0.74)           $(0.57)         $(0.26)          $(0.29)        $ --          $(0.35)
  From net realized gain on
    investments and foreign
    currency transactions                 --                --             (0.02)           (0.14)          --            --
  In excess of net realized gain
    on investments and foreign
    currency transactions                 --                --             (0.00)+++         --             --            --
                                        ------            ------          ------           ------         ------        ------
      Total distributions declared
        to shareholders                 $(0.74)           $(0.57)         $(0.28)          $(0.43)        $ --          $(0.35)
                                        ------            ------          ------           ------         ------        ------
Net asset value - end of period         $10.99            $11.32          $10.93           $11.38         $11.08        $10.06
                                        ======            ======          ======           ======         ======        ======
Total return                              3.70%++           9.21%          (1.56)%           6.79%         10.14%         2.09%
Ratios (to average net assets)/
  Supplemental data(S):
  Expenses##                              0.75%+            0.84%           1.01%            1.02%          1.01%         1.03%
  Net investment income(S)(S)             6.59%+            6.95%           6.26%            5.76%          6.04%         5.84%
Portfolio turnover                         172%              303%            283%             244%           219%          231%
Net assets at end of period (000
  Omitted)                             $27,902           $26,207         $24,291          $12,165         $4,004          $853

  (S) Subject to reimbursement by the series, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the series' operating expenses exclusive of management fees. In consideration, the series pays the investment adviser a reimbursement fee not greater than 0.15% of average daily net assets. Prior to May 1, 2000, the series paid the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets. To the extent actual expenses were over this limitation, the net investment income per share and the ratios would have been:

        Net investment income (loss)    $ 0.36            $ 0.74          $ 0.69           $ 0.61         $ 0.37        $(0.26)
        Ratios (to average net assets):
          Expenses##                      0.97%+            0.99%           1.06%            1.23%          3.58%         9.45%
          Net investment income
            (loss)(S)(S)                  6.37%+            6.80%           6.21%            5.55%          3.46%        (2.61)%

(S)(S) As required, effective January 1, 2001, the series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the period ended June 30, 2001, was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.04%. Per share, ratios and supplemental data for the periods prior to January 1, 2001, have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01. #Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

Financial Highlights - continued
-----------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS ENDED                 PERIOD ENDED
                                                                 JUNE 30, 2001           DECEMBER 31, 2000*
                                                                   (UNAUDITED)
-----------------------------------------------------------------------------------------------------------
SERVICE CLASS SHARES
-----------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                                   $11.29                       $10.43
                                                                        ------                       ------
Income from investment operations#(S)(S) -
  Net investment income(S)                                              $ 0.36                       $ 0.49
  Net realized and unrealized gain on investments and foreign
    currency                                                              0.04                         0.37**
                                                                        ------                       ------
    Total from investment operations                                    $ 0.40                       $ 0.86
                                                                        ------                       ------
Less distributions declared to shareholders -
  From net investment income                                            $(0.73)                      $ --
                                                                        ------                       ------
Net asset value - end of period                                         $10.96                       $11.29
                                                                        ======                       ======
Total return                                                              3.67%++                      8.92%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                                              0.95%+                       0.95%+
  Net investment income(S)(S)                                             6.41%+                       6.83%+
Portfolio turnover                                                         172%                         303%
Net assets at end of period (000 Omitted)                                    0***                         0***

  (S) Subject to reimbursement by the series, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the series' operating expenses, exclusive of management and distribution fees. In consideration, the series pays the investment adviser a reimbursement fee not greater than 0.15% of the average daily net assets. To the extent actual expenses were over this limitation, the net investment income per share and the ratios would have been:

        Net investment income(S)(S)                                    $  0.35                      $  0.48
        Ratios (to average net assets):
          Expenses##                                                      1.17%+                       1.10%+
          Net investment income(S)(S)                                     6.19%+                       6.68%+

(S)(S) As required, effective January 1, 2001, the series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the period ended June 30, 2001, was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.04%. Per share, ratios and supplemental data for the periods prior to January 1, 2001, have not been restated to reflect this change in presentation.
     * For the period from the inception of Service Class shares, May 1, 2000, through December 31, 2000.
    ** The per share data is not in accordance with the net realized and unrealized gain for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.
   *** Service Class net assets were less than $500.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) Business and Organization
MFS Bond Series (the series) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies which offer variable annuity and/or life insurance products. As of June 30, 2001, there were 21 shareholders of the series.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

Investment Valuations - Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues and forward foreign currency exchange contracts are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued in good faith by the Trustees.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All discount and premium is accreted or amortized for financial statement purposes in accordance with generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

Fees Paid Indirectly - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - The series' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The series distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. These differences primarily relate to foreign denominated investments, futures, and amortization on debt securities.

At December 31, 2000, the series, for federal income tax purposes, had a capital loss carryforward of $986,655 which may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on December 31, 2007, $498,667 and December 31, 2008, $487,988.

Multiple Classes of Shares of Beneficial Interest - The series offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) Transactions with Affiliates
Investment Adviser - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.60% of the series' average daily net assets. The series has a temporary expense reimbursement agreement whereby MFS has voluntarily agreed to pay all of the series operating expenses, exclusive of management, distribution, and service fees. The series in turn will pay MFS an expense reimbursement fee not greater than 0.15% of average daily net assets. To the extent that the expense reimbursement fee exceeds the series actual expenses, the excess will be applied to amounts paid by MFS in prior years. At June 30, 2001, aggregate unreimbursed expenses amounted to $211,185.

Each series pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS and MFS Service Center, Inc. (MFSC).

Administrator - The series has an administrative services agreement with MFS to provide the series with certain financial, legal, shareholder servicing, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the series pays MFS an administrative fee at the following annual percentages of the series average daily net assets:

                First $2 billion                       0.0175%
                Next $2.5 billion                      0.0130%
                Next $2.5 billion                      0.0005%
                In excess of $7 billion                0.0000%

Distributor - The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The series distribution plan provides that the series will pay MFD up to 0.25% per annum of its average daily net assets attributable to Service Class shares to participating insurance companies which invest in the series to cover their marketing and distribution expenses. A portion of this distribution fee is currently being paid by the series; the remaining 0.05% per annum of the Service Class distribution fee will become payable on such a date as the Trustees of the trust may determine. Fees incurred under the distribution plan during the period ended June 30, 2001, were 0.20% of average daily net assets attributable to Service Class shares on an annualized basis.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the series average daily net assets at an annual rate of 0.035%.

(4) Portfolio Securities
Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                   PURCHASES             SALES
------------------------------------------------------------------------------
U.S. government securities                       $25,005,508       $27,904,345
                                                 -----------       -----------
Investments (non-U.S. government securities)     $23,539,904       $18,720,431
                                                 -----------       -----------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                     $27,818,519
                                                                   -----------
Gross unrealized depreciation                                      $  (543,606)
Gross unrealized appreciation                                          422,066
                                                                   -----------
    Net unrealized depreciation                                    $  (121,540)
                                                                   ===========

(5) Shares of Beneficial Interest
The series Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

Initial Class shares

                                      SIX MONTHS ENDED JUNE 30, 2001      YEAR ENDED DECEMBER 31, 2000
                                      ------------------------------      ----------------------------
                                               SHARES         AMOUNT             SHARES         AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold                                   369,552    $ 4,191,276            558,980    $ 6,103,202
Shares issued to shareholders in
  reinvestment of distributions               160,039      1,747,631            123,622      1,290,615
Shares reacquired                            (305,323)    (3,470,867)          (588,552)    (6,411,938)
                                          -----------    -----------        -----------    -----------
    Net increase                              224,268    $ 2,468,040             94,050    $   981,879
                                          ===========    ===========        ===========    ===========

Service Class shares

                                      SIX MONTHS ENDED JUNE 30, 2001   PERIOD ENDED DECEMBER 31, 2000*
                                      ------------------------------    ------------------------------
                                               SHARES         AMOUNT             SHARES         AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold                                      --      $      --                   19    $       200
Shares issued to shareholders in
  reinvestment of distributions                  --             --                 --             --
Shares reacquired                                --             --                 --             --
                                          -----------    -----------        -----------    -----------
    Net increase                                 --      $      --                   19    $       200
                                          ===========    ===========        ===========    ===========

* For the period from the inception of Service Class shares, May 1, 2000, through December 31, 2000.

(6) Line of Credit
The series and other affiliated funds participate in a $1.225 billion unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the series for the period ended June 30, 2001, was $178. The series had no borrowings during the period.

(7) Restricted Securities
The series may invest not more than 15% of its total assets in securities which are subject to legal or contractual restrictions on resale. At June 30, 2001, the series owned the following restricted securities, excluding securities issued under Rule 144A, constituting 0.89% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The series does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith by the Trustees.

                                       DATE OF            PRINCIPAL
DESCRIPTION                        ACQUISITION               AMOUNT                COST               VALUE
-------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors       4/25/01              250,000            $255,313            $248,545

(8) Change in Accounting Principle
As required, effective January 1, 2001, the fund adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting market discount on debt securities. Prior to January 1, 2001, the fund did not amortize premium nor accrete market discount on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $4,171 reduction in cost of securities and a corresponding $4,171 increase in net unrealized appreciation, based on securities held by the fund on January 1, 2001.

The effect of this change for the six months ended June 30, 2001, was to decrease net investment income by $5,341 decrease net unrealized depreciation by $7,534 and increase net realized gains by $12,875. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

(C)2001 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Funds Distributors, Inc.,
500 Boylston Street, Boston, MA 02116.                          VFB-3 8/01 6.5M